SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basis of Presentation - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis of presentation [Line Items]
Net loss	$ 31,465,947	$ 24,056,359	$ 246,527,916
Current liabilities, net of current assets	17,982,735
Cash and cash equivalents	19,484,553	38,949,359	29,012,381	80,309,629
Short-term bank loans	13,847,031	26,340,338
Convertible promissory notes due within one year	$ 4,000,000